INCOME TAX	12 Months Ended
Dec. 31, 2022
Disclosure Of Income Tax [Abstract]
INCOME TAX	INCOME TAX
Income taxes on ordinary activities
The following table specifies the current and deferred tax components of income taxes in the income statement:

Amounts in $ ‘000	2022	2021	2020
Income tax expense
Current tax
Current tax on profit for the year	(3,761)	(97)	(2,705)
Adjustments for current tax of prior periods	(9)	96	1,497
Total current tax expense	(3,770)	(1)	(1,208)

Deferred income tax
Deferred tax on profit for the year	2,581	(8,196)	(8,609)
Adjustments for deferred tax of prior periods	(124)	1,115	3,469
Total deferred tax expense	2,457	(7,081)	(5,140)
Income tax expense	(1,313)	(7,082)	(6,348)

Effective income tax rate
Pharming Group’s effective rate in its consolidated income statement differed from The Netherlands’ statutory tax rate of 25.8%. The following table reconciles the statutory income tax rate with the effective income tax rate in the consolidated income statement:

Amounts in $ ‘000	2022	2021	2020
Reconciliation of tax charge
Profit, (loss) on ordinary activities before taxation	14,987	23,078	44,094

Profit/(loss) on ordinary activities multiplied by
standard rate of tax in The Netherlands	(3,866)	(5,770)	(11,023)

Effects of:
Tax rate in other jurisdictions	554	307	266
Non-taxable income (expense)	2,142	(2,853)	293
Adjustments of prior periods	15	655	2,122
Change in statutory applicable tax rate	(1)	555	2,844
Other	(157)	24	(850)
Income tax expense for the year	(1,313)	(7,082)	(6,348)
Factors affecting current and future tax charges
The main difference between the nominal tax and the effective tax for the year 2022 can be explained by the effects of non-taxable income, mainly related to the other income generated from the dilution of shares of our investment accounted for using the equity method and share-based payments, U.S. State taxes and the effect of taxable income generated and taxed in jurisdictions where tax rates differ from the statutory rate in The Netherlands.
Deferred tax
The balance of the net deferred tax assets/(liabilities) is therefore shown below:

Amounts in $ ‘000	2022	2021
Total deferred tax assets	29,211	27,025
Total deferred tax liabilities	(6,238)	(5,809)
Total net deferred tax assets /( liabilities)	22,973	21,216

The deferred tax assets and liabilities are offset since there is a legally enforceable right to set off current tax assets against current tax liabilities and since the deferred tax income taxes relate to the same tax jurisdiction.
The significant components and annual movements of deferred income tax assets as of December 31, 2022 and December 31, 2021 are as follows:

Amounts in $ ‘000	2022	2021
Intangible fixed assets	9,876	10,493
Lease Liabilities	7,042	3,795
Accruals	2,026	2,289
Other	6,721	2,672
Tax losses	3,546	7,776
Total deferred tax assets	29,211	27,025

Amounts in $ ‘000	Intangible fixed assets	Lease liabilities	Accruals	Other	Tax losses	Total
At January 1, 2021	17,705	1,279	5,123	3,856	5,772	33,735
(Charged)/credited
- to profit or loss	(6,121)	2,696	(2,834)	823	2,515	(2,921)
- other movement	—	—	—	(598)	—	(598)
- to accumulated deficit	—	—	—	(1,366)	—	(1,366)
- currency translation	(1,091)	(180)	—	(43)	(511)	(1,825)
At December 31, 2021	10,493	3,795	2,289	2,672	7,776	27,025
(Charged)/credited
- to profit or loss	—	3,431	(263)	3,746	(3,814)	3,100
- other movement	—	—	—	(28)	—	(28)
- to accumulated deficit	—	—	—	337	—	337
- currency translation	(617)	(184)	—	(6)	(416)	(1,223)
At December 31, 2022	9,876	7,042	2,026	6,721	3,546	29,211
Based upon the Company’s latest budget for 2023 and its long-range forecasts for the three years thereafter, it is considered probable that there will be sufficient taxable profits in the future to realize the deferred tax assets, and therefore these assets should continue to be recognized in these financial statements.
Deferred taxes relating to intangible fixed assets represent the tax effect on temporary difference between the tax base and the carrying amount of the rights to the Pompe program, which were at the end of 2018 transferred within the Group. The deferred taxes relating to the rights to the Pompe program will be realized through the amortization of the intangible assets once in use within the fiscal unity.
Accruals represent deferred tax assets recognized for temporary differences between the carrying amount and tax bases of accrued liabilities in the United States.
The unused tax losses were incurred by the Dutch fiscal unity and Pharming Healthcare.
The calculation of the deferred tax asset is as shown below:

Amounts in $ ‘000	2022	2021
Net Operating Losses - Netherlands
Net Operating Losses at year-end	13,556	25,364
Portion selected for deferred tax asset	13,556	25,364

Tax rates used:
2023 and later: 25,8% (25%)	3,497	6,545
Total tax effect Netherlands	3,497	6,545

Net Operating Losses - U.S.
Net Operating Losses at year-end	670	4,356
Portion selected for deferred tax asset	670	4,356

Tax rate used:
2022: 28,26%	—	1,231
2023 and later: 7,65%	49
Total tax effect U.S.	49	1,231

Tax effect Netherlands - losses deferred	3,497	6,545
Tax effect U.S. - losses deferred	49	1,231
Total deferred tax asset	3,546	7,776

The current part of the net deferred tax assets is $5.4 million and $2.4 million for the years ended December 31, 2022 and 2021.
The component and annual movement of deferred income tax liabilities as of December 31, 2022 and December 31, 2021 are as follows:

Amounts in $ ‘000	2022	2021
Tangible fixed assets	(6,238)	(4,149)
Other liabilities	—	(1,660)
Total deferred tax liabilities	(6,238)	(5,809)

Amounts in $ ‘000	Tangible fixed assets	Other liabilities	Total
At January 1, 2021	(1,648)	(210)	(1,858)
(Charged)/credited
- to profit or loss	(2,710)	(1,450)	(4,160)
- to other comprehensive income
- currency translation	209	—	209
At December 31, 2021	(4,149)	(1,660)	(5,809)
(Charged)/credited
- to profit or loss	(2,302)	1,660	(642)
- other movement	28		28
- currency translation	185	—	185
At December 31, 2022	(6,238)	—	(6,238)